As filed with the  Securities  and  Exchange  Commission  on April 29, 2003
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                    -------

        Pre-Effective Amendment No.
                                      ------

        Post-Effective Amendment No.    22                             X
                                     -------                        -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                    -------
        Amendment No.  26                                              X
                      ----                                          -------



                                  PICTET FUNDS
                              -------------------
               (Exact Name of Registrant as Specified in Charter)

                      101 FEDERAL STREET, BOSTON, MA 02110
                   -------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 535-0525


Name and Address of Agent for Service:                     Copies to:
Lisa M. King, Esq.                                         Joseph P. Barri, Esq.
PFPC Inc.                                                  Hale and Dorr LLP
400 Bellevue Parkway                                       60 State Street
Wilmington, DE  19809                                      Boston, MA 02109


        It is proposed that the filing will become effective:


         ___ immediately upon filing pursuant to paragraph (b); or
          X on April 30, 2003 pursuant to paragraph (b); or ___ 60 days after filing pursuant to paragraph (a)(1); or
         ___ on [ ] pursuant to paragraph (a)(1); or
         ___ 75 days after filing pursuant to paragraph (a)(2); or
         ___ on [ ] pursuant to paragraph (a)(2) of Rule 485.


        If appropriate, check the following box:

         ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                        PICTET INTERNATIONAL EQUITY FUND
                            PICTET GLOBAL WATER FUND
================================================================================


                                 [LOGO OMITTED]
                                     PICTET
                                     FUNDS


                                   PROSPECTUS
                                 APRIL 30, 2003

                               INSTITUTIONAL CLASS



                     The Securities and Exchange Commission
                         has not approved or disapproved
                         these securities or determined
                whether this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

     TABLE OF CONTENTS
                                                                        OVERVIEW

                                     PICTET FUNDS HAS FOUR INVESTMENT FUNDS (THE
                              "FUNDS") THAT ARE EACH OFFERED IN THIS PROSPECTUS.
                                    EACH FUND HAS A DISTINCT INVESTMENT GOAL AND
                               RELATED INVESTMENT RISKS. EACH FUND IS AUTHORIZED
                                  TO OFFER TWO CLASSES OF SHARES - INSTITUTIONAL CLASS AND RETAIL CLASS. THIS PROSPECTUS OFFERS
                                         ONLY THE INSTITUTIONAL CLASS OF SHARES.
                                THE DESCRIPTIONS ON THE FOLLOWING PAGES MAY HELP
                                        YOU CHOOSE THE FUNDS THAT BEST MEET YOUR
                                INVESTMENT NEEDS. HOWEVER, NO FUND CAN GUARANTEE
                              IT WILL MEET ITS INVESTMENT OBJECTIVE, AND NO FUND
                                  SHOULD BE RELIED UPON AS A COMPLETE INVESTMENT
                                                                        PROGRAM.


PICTET GLOBAL EMERGING MARKETS FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL SMALL COMPANIES FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY ....................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET GLOBAL WATER FUND - RISK/RETURN SUMMARY ............................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

THE FUNDS' INVESTMENTS ....................................................

INVESTMENT ADVISER ........................................................
     Portfolio management .................................................

INVESTMENT AND ACCOUNT POLICIES ...........................................
     Calculation of net asset value .......................................
     Purchasing Fund shares ...............................................
     Exchanges between Pictet Funds .......................................
     Redeeming Fund shares ................................................
     Dividends, distributions and taxes ...................................

FINANCIAL HIGHLIGHTS ......................................................

FOR MORE INFORMATION ......................................................

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY

     INVESTMENT GOAL

Long-term growth of capital.
--------------------------------------------------------------------------------
           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests primarily in equity securities of companies in emerging market countries.

The Fund normally invests in at least 15, but never fewer than eight, emerging market countries.
--------------------------------------------------------------------------------
     EMERGING MARKET
            EQUITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

Emerging market stocks means equity securities:

o  that are traded primarily in an emerging market country;
o of companies that derive 50% or more of total revenue from goods or services produced or sold in emerging market countries; or
o of companies organized and with a principal office in an emerging market country.
--------------------------------------------------------------------------------
     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

In allocating the Fund's assets among emerging market countries, the adviser uses a proprietary database to screen for countries that meet the following standards:

o  Suitable safe custody of assets and freedom of capital movement.
o A higher than average number of undervalued stocks when comparing the companies against their benchmark values.
o  A favorable domestic liquidity environment.
o  A reasonably liquid and diverse stock market.
o  A good or improving fiscal balance.
o An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the adviser looks for companies with one or more of the following:

o  Current or potential high and stable cash generation.
o  Strong, liquid balance sheets.
o Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The adviser will also consider the debt of a company.
o  A high free cash flow relative to the stock price.
o In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign or emerging market stock prices go down generally.
o  Changes in foreign currency rates lower the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Emerging market countries and stocks present the following special risks:

o  Greater likelihood of economic, political or social instability.
o  More volatile stock markets.
o The contagious effect of market or economic setbacks in one country on other emerging market countries.
o  Possible governmental restrictions on currency conversions or trading.
o Difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets.
o Availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------
        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the Fund's performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/96   12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 8.32%      (11.29)%    (23.22)%   63.58%    (36.98)%   (0.68)%    0.60%

PICTET GLOBAL EMERGING MARKETS FUND

HIGHEST: 35.70% in second quarter 1999
LOWEST:  (24.97%) in second quarter 1998

    QUARTERLY RETURN
--------------------------------------------------------------------------------
The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to those of the International Finance Corporation Global Composite Index (the "IFC Global Composite Index") and the Morgan Stanley Capital International Emerging Markets Free Index ("the MSCI Emerging Markets Free Index"). The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                          GLOBAL EMERGING MARKETS FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                LIFE OF FUND
                                          1 YEAR     5 YEARS   (BEGAN 10/4/95)
                                          ------     -------   ---------------
RETURN BEFORE TAXES                        0.60%    (4.59)%       (4.36)%
RETURN AFTER TAXES ON DISTRIBUTIONS 1,2    0.53%    (4.69)%       (4.58)%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 1,2             0.37%    (3.64)%       (3.46)%
IFC GLOBAL COMPOSITE INDEX 3,4            (5.65)%   (2.96)%       (5.36)%
MSCI EMERGING MARKETS FREE INDEX 5,6      (6.00)%   (4.58)%       (4.22)%
================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the IFC Global Composite Index is calculated from September
  30, 1995.
4 The IFC Global Composite Index is a market capitalization weighted index that is designed to represent the performance of emerging stock markets. The index includes equity securities of approximately 1,812 companies domiciled in 34 markets. Index performance reflects no deductions for fees, expenses or taxes. The IFC Global Composite Index was used as the Fund's benchmark until June 30, 2002. As of July 1, 2002 the Fund uses the MSCI Emerging Markets Free Index as its benchmark.
5 The MSCI Emerging Markets Free Index includes securities of approximately 680 companies domiciled in 26 markets. The Fund has selected the MSCI Emerging Markets Free Index because the Fund's investment adviser believes that the MSCI Emerging Markets Free Index provides a more accurate benchmark for comparing fund performance.
6 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------
   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                     INSTITUTIONAL CLASS
                                                            -------------------
SHAREHOLDER FEES (paid directly from your investment)              NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                            1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                    1.25%
DISTRIBUTION (12B-1) FEES                                          NONE
OTHER EXPENSES                                                     1.06%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                             2.31%

================================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement                0.61%

  Net expenses                                                     1.70%

  This fee waiver and/or expense reimbursement may be terminated at any time.

--------------------------------------------------------------------------------
     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.


The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same. +
o  You redeem your investment at the end of each period.


   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          1 YEAR      3 YEARS      5 YEARS    10 YEARS
                          ------      -------      -------    --------
INSTITUTIONAL CLASS        $234         $721       $1,235      $2,646

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $173, $536, $923 and $2,009, respectively.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
     INVESTMENT GOAL

Long-term growth of capital.
--------------------------------------------------------------------------------
           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations located outside the United States.

The Fund may invest up to 20% of its assets in medium and large capitalization companies. The Fund normally invests in at least three countries other than the U.S. The Fund may invest in securities of emerging market countries.
--------------------------------------------------------------------------------

   EQUITY SECURITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

        SMALL MARKET
     CAPITALIZATIONS

The Fund considers companies to be small cap companies if they are in the same size range as the bottom 90% of the universe of companies listed in developed countries outside the U.S. when these companies are ranked by market capitalization. These small cap companies usually have individual market capitalizations of $3 billion or less, but may be larger.
--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The adviser uses a "bottom-up" approach to try to identify companies with outstanding investment potential. The objective is to identify 100 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

o  Research short list
o  Primary research
o  Stock selection

The adviser first screens more than 8,000 companies to obtain a shortlist of candidates for the next stage using screening parameters and other inputs. The adviser uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the adviser conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls, and management. The adviser also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the adviser constructs the portfolio using a team approach. The Fund's exposure is monitored at the regional, sector and stock level.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS


AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign stock prices go down generally.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Investing in small cap foreign companies involves special risks, which are more severe in certain emerging market countries.

o There may be unfavorable foreign government actions, political or economic instability or less accurate information about foreign companies.
o A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.
o Small cap companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses.
o The prices of foreign small cap stocks tend to be more volatile than the prices of other stocks.
o The stock market may temporarily favor large or mid cap over small cap stocks.
o Foreign securities and small cap stocks are sometimes less liquid and harder to value than securities of U.S. issuers or large cap stocks.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------


        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 (7.68)%     5.35%      86.45%    6.56%      (27.95)%   (11.87)%

    QUARTERLY RETURN

PICTET INTERNATIONAL SMALL COMPANIES FUND
HIGHEST: 44.70% in fourth quarter 1999
LOWEST:  (19.40%) in third quarter 2001

--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the HSBC World Excluding U.S. Smaller Companies Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------

                       INTERNATIONAL SMALL COMPANIES FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                  LIFE OF FUND
                                           1 YEAR     5 YEARS    (BEGAN 2/7/96)
                                           ------     -------    --------------
 RETURN BEFORE TAXES                       (11.87)%    5.85%          3.43%
 RETURN AFTER TAXES ON DISTRIBUTIONS 1,2   (12.07)%    2.14%          0.63%
 RETURN AFTER TAXES ON DISTRIBUTIONS
    AND SALE OF FUND SHARES 1,2             (7.29)%    3.62%          1.89%
 HSBC WORLD EXCLUDING U.S.
    SMALLER COMPANIES INDEX 3,4,5           (8.55)%   (2.20)%        (2.65)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the HSBC World Excluding U.S. Smaller Companies Index is
  calculated from January 31, 1996.
4 The HSBC World Excluding U.S. Smaller Companies Index is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada. The index is composed of approximately 1,200 smaller company stocks from 21 markets.
5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL SMALL COMPANIES FUND
     RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

            FEES AND
            EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                      INSTITUTIONAL CLASS
                                                             -------------------
SHAREHOLDER FEES (paid directly from your investment)               NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                             1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                     1.00%
DISTRIBUTION (12B-1) FEES                                           NONE
OTHER EXPENSES                                                      1.57%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                              2.57%

===============================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement                 1.37%

  Net expenses                                                      1.20%

  This fee waiver and/or expense reimbursement may be terminated at any time.

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated.
o  our investment has a 5% return each year.
o  The Fund's operating expenses remain the same.+
o  You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            1 YEAR      3 YEARS      5 YEARS    10 YEARS
                            ------      -------      -------    --------
INSTITUTIONAL CLASS          $260        $799        $1,365      $2,905

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $122, $381, $660 and $1,455, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in large capitalization equity securities in markets listed in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), the benchmark against which the Fund measures its portfolio. The Adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis.

--------------------------------------------------------------------------------

   EQUITY SECURITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights, interests in government owned or controlled enterprises and depositary receipts for foreign stocks.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The investment process consists of three stages plus risk controls. These are:

o  Regional asset allocation.
o  Sector based strategy within regions.
o  Stock selection.

In allocating the Fund's assets among regions, the adviser uses a proprietary "top-down" approach. Regional allocation is dictated by two very strong beliefs:

o  Liquidity is the primary driving force of financial asset prices.
o Valuation, principally measured by reference to the yield on its long-term government debt (i.e. earnings yield/bond yield, cash flow yield/bond yield), is an important but subsidiary factor.

The adviser believes that the best opportunities occur in markets where liquidity and valuation are both positive, and that, where the two conflict, liquidity is almost always the dominant factor.

The adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis. This involves examining hundreds of individual data series including, for example, economic statistics produced each month and aggregate forecasts for corporate earnings. The adviser reorganizes these data series into "major factors" so that they can be scored in an objective manner. Major factors range from specific individual factors important in measuring liquidity or valuation (e.g. the movement in short term interest rates in a particular country) to broad factors such as overall economic liquidity. Liquidity may be affected by a number of underlying economic variables such as money supply growth, inflation and industrial production. The adviser uses the resulting scores in its top down asset allocation decision making process.

In the second stage of the process, the adviser classifies sectors into three broad categories: economic sensitive, organic growth and interest rate sensitive. The adviser determines the sector strategy for each region by identifying the position of the regional economy along the economic cycle. Once the position along the cycle has been established, the adviser sets targets for specific weightings relative to the Fund's benchmark within each broad category. The adviser believes that each broad category of sectors has a tendency to perform differently at various stages of the economic cycle.

In selecting individual stocks, the adviser focuses on analyzing a distinct set of fundamental criteria. This includes in-depth research into the relevant industry to identify its growth and pricing dynamics, as well as the strength of the company's competitive position within the industry.

The adviser looks for companies with:

o  High quality, sustainable business franchise.
o Proven management capability, particularly regarding cost control and efficiency.
o The capacity to generate free cash flow, defined as gross cash flow (net profit and depreciation) minus capital expenditures, minus the change in working capital.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign stock prices go down generally.
o Changes in foreign currency rates depress the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The stock market may temporarily favor small or mid cap stocks over large cap stocks.
o The adviser's judgment about region, country or sector allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.


[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/01   12/31/02
 (21.04)%   (16.61)%

    QUARTERLY RETURN

PICTET INTERNATIONAL EQUITY FUND
HIGHEST: 7.18% IN FOURTH QUARTER 2002
LOWEST: (21.31)% IN THIRD QUARTER 2002

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE") Index.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------

                        PICTET INTERNATIONAL EQUITY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                 LIFE OF FUND
                                                   1 YEAR       (BEGAN 8/15/00)
                                                   ------       ---------------
   RETURN BEFORE TAXES                             (16.61)%         (19.35)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2         (16.92)%         (19.61)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2                  (10.20)%         (15.09)%
   MSCI EAFE INDEX 3,4,5                           (15.94)%         (18.68)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the MSCI EAFE Index is calculated from September 30, 2000. 4 The MSCI EAFE Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index includes approximately 1,023 stocks covering 21 markets.
5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                     INSTITUTIONAL CLASS
                                                            -------------------
SHAREHOLDER FEES (paid directly from your investment)              NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                            1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                    0.75%
DISTRIBUTION (12B-1) FEES                                          NONE
OTHER EXPENSES                                                     2.91%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                             3.66%

================================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement               2.66%

  Net expenses                                                    1.00%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same.+
o  You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                              1 YEAR      3 YEARS      5 YEARS    10 YEARS
                              ------      -------      -------    --------
INSTITUTIONAL CLASS            $368       $1,120       $1,892      $3,915

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $102, $318, $552 and $1,225, respectively.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in the equity securities of companies throughout the world operating in the global water sector ("water companies"). A water company is one that derives a greater percentage of its revenue from water-related sources than from any other source and/or is a leading company in one of the following four broad categories:
1) water supply and treatment services,
2) equipment manufacturers,
3) waste management and recycling,
4) bottled water production.

--------------------------------------------------------------------------------

   EQUITY SECURITIES
 AND WATER COMPANIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks. The four broad categories listed above would include any of the following:

o  water-producing companies;
o  water conditioning and desalinization companies;
o companies specializing in waste-water treatment, sewers and the treatment of solid, liquid and chemical waste;
o  companies operating sewage-treatment plants;
o  suppliers to any of the foregoing; and
o companies providing facilities, consultancy and engineering services associated with the above activities.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The Fund's adviser looks for water companies that exhibit the potential for significant growth over the long term. The adviser defines long-term as a time horizon of at least three years. The investment process employs a fundamental "bottom-up" approach to investment management. To choose the securities for the Fund, the adviser seeks to identify companies with one or more of the following:

o  high earnings and sales growth on a per share basis;
o  low variation in net income growth and sales growth;
o  stable or increasing gross profit margins;
o low valuation (price to book, price to sales) and low market price implied growth rate in free cash flow discounting model; and
o  positive price momentum.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investments in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Domestic or foreign stock prices go down generally.
o Changes in foreign currency rates depress the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
o The adviser's judgment about country or industry allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Prices of these companies' stocks may be more volatile because these companies;

o  are relatively small compared to large-cap companies,
o  may be engaged in business mostly within their own geographic region, and
o  may be less well-known to the investment community.

Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

Furthermore, the Fund is considered to be a sector fund. This means that the Fund will concentrate its investments in a single sector; in this case, the water sector. Investing in a single sector makes the Fund more susceptible to negative impacts on that sector than a less concentrated fund might be. Also, a change in the value of a single company in that industry might affect the value of other companies in that sector. This would have a more pronounced negative effect on the Fund than on a less concentrated fund.

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.


[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/02
 (19.97)%

    QUARTERLY RETURN

PICTET GLOBAL WATER FUND
HIGHEST: 6.14% IN FOURTH QUARTER 2002
LOWEST: (19.87)% IN THIRD QUARTER 2002

--------------------------------------------------------------------------------

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International World Index (the "MSCI World Index").

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                            PICTET GLOBAL WATER FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                 LIFE OF FUND
                                                   1 YEAR      (BEGAN 12/31/01)
                                                   ------      ----------------
   RETURN BEFORE TAXES                             (19.97)%         (19.97)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2         (20.25)%         (20.25)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2                  (21.27)%         (12.27)%
   MSCI WORLD INDEX 3,4,5                          (19.89)%         (19.89)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the MSCI World Index is calculated from December 31, 2001. 4 The MSCI World Index is an index composed of approximately 1,500 stocks covering 23 markets.
5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

                                                          INSTITUTIONAL CLASS
                                                          -------------------
SHAREHOLDER FEES (paid directly from your investment)            NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                          1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                  1.00%
DISTRIBUTION (12B-1) FEES                                        NONE
OTHER EXPENSES                                                   5.05%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                           6.05%

================================================================================
1 Please see "Redeeming Fund Shares".
2 Voluntary fee waiver and/or expense reimbursement              4.75%

  Net expenses                                                   1.30%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same.+
o  You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                        1 YEAR      3 YEARS      5 YEARS    10 YEARS
                        ------      -------      -------    --------
INSTITUTIONAL CLASS      $602       $1,787       $2,947      $5,742

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $132, $412, $713 and $1,568, respectively.

THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

 DEPOSITARY RECEIPTS

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

--------------------------------------------------------------------------------

         CONVERTIBLE
          SECURITIES

Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.

--------------------------------------------------------------------------------

        WARRANTS AND
 SUBSCRIPTION RIGHTS

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

--------------------------------------------------------------------------------

     DEBT SECURITIES

Each Fund may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity.

The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest.

Securities are investment grade if they:

o Are rated in one of the top four short-term or long-term rating categories of a nationally recognized statistical rating organization; or
o  Are unrated securities that the adviser believes to be of comparable quality.

A Fund's credit standards also apply to counterparties to OTC derivative contracts.

--------------------------------------------------------------------------------

           DEFENSIVE
         INVESTMENTS

Each Fund may depart from its principal investment strategies in response to adverse market conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

     DERIVATIVES AND
  HEDGING TECHNIQUES

Each Fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or currency exchange rates.
o  As a substitute for buying or selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

Even a small investment in derivative contracts can have a big impact on a Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing.

A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of a Fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

    EMERGING MARKETS

The International Equity Fund may invest up to 5% of its assets in emerging market securities. Global Emerging Markets Fund and International Small Companies Fund may invest in emerging market securities as described in those Funds' Risk-Return Summaries.

--------------------------------------------------------------------------------

  PORTFOLIO TURNOVER

Each Fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability.

Frequent trading also increases transaction costs, which could detract from a Fund's performance.

--------------------------------------------------------------------------------

         EACH FUND'S
     INVESTMENT GOAL

Each Fund's investment goal is non-fundamental so that the Board of Trustees may change the investment goal of a Fund without obtaining the approval of the Fund's shareholders. A Fund might not succeed in achieving its goal.

     INVESTMENT ADVISER

         EACH FUND'S
  INVESTMENT ADVISER
           IS PICTET
       INTERNATIONAL
  MANAGEMENT LIMITED

The adviser provides investment advice and portfolio management services to each Fund. Under the supervision of the Board of Trustees, the adviser makes each Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and makes available the research services of its portfolio managers and security analysts.

Each Fund has agreed to pay the adviser an advisory fee at the annual rate of the Fund's average daily net assets shown below. In addition, the adviser has voluntarily agreed to limit the total annual operating expenses of the Institutional Class of each Fund as shown below.

These limitations do not apply to brokerage expense commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. These expense limitations can be revoked after sufficient notice at any time.

--------------------------------------------------------------------------------
FUND                                       MANAGEMENT FEE   EXPENSE LIMITATION
Pictet Global Emerging Markets Fund             1.25%              1.70%
Pictet International Small Companies Fund       1.00%              1.20%
Pictet International Equity Fund                0.75%              1.00%
Pictet Global Water Fund                        1.00%              1.30%
--------------------------------------------------------------------------------

The adviser was established in 1980 and as of December 31, 2002 had approximately $7.0 billion of assets under management for more than 150 accounts. The adviser manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. The adviser is both registered as a U.S. investment adviser and authorized and regulated by the Financial Services Authority in the United Kingdom. The adviser is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2002, Pictet & Cie managed approximately $119 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by nine partners.

--------------------------------------------------------------------------------

     GLOBAL EMERGING
      MARKETS FUND'S
PORTFOLIO MANAGEMENT
                TEAM

 NAMES OF MANAGERS               POSITIONS DURING LAST FIVE YEARS
(time on Fund team)
--------------------------------------------------------------------------------
John Paul Smith          Director and Head of Emerging Investments for the
(since 2001)             adviser. Before joining the adviser in 2001, he
                         was at Morgan Stanley from 1995, most recently as
                         head of global emerging markets strategy.
--------------------------------------------------------------------------------
Samir Patel              Investment Manager with the Emerging Markets Team.
(since inception)        Before joining the adviser in 1995 he worked for
                         four years as a research analyst at Datastream
                         International.
--------------------------------------------------------------------------------
Nidhi Mahurkar           Senior investment manager with overall responsibility
(since 2001)             for the specialist Asian Equity Team. Before joining
                         the adviser in 2001, she worked for five years at
                         Lazard Asset Management managing Asian equities.
--------------------------------------------------------------------------------
Emil Wolter              Senior investment manager within the Emerging Markets
(since 1997)             Team specializing in Asia. Before joining the adviser
                         in 1997, he spent two years as an analyst with
                         Datastream covering Pan-European industrial and
                         financial companies.
--------------------------------------------------------------------------------

 INTERNATIONAL SMALL
    COMPANIES FUND'S
PORTFOLIO MANAGEMENT
                TEAM

 NAMES OF MANAGERS           POSITIONS DURING LAST FIVE YEARS
(time on Fund team
-------------------------------------------------------------------------
Michael McLaughlin      Senior investment manager of the adviser within the
(since inception)       Smaller Companies Team. He is responsible for the
                        Asia Pacific region. Before joining the adviser
                        in 1995, he was the Japanese investment manager
                        and member of the asset allocation team at
                        Provident Mutual.
--------------------------------------------------------------------------------
Nils Francke            Senior investment manager of the adviser, head of the
(since inception)       Smaller Companies Team and lead manager on the Fund.
                        Before joining the adviser in 1994, he worked for
                        M M Warburg Bank in Hamburg, Salomon Brothers
                        Inc. in New York and Schroder Munchmeyer Hengst
                        of Germany.
--------------------------------------------------------------------------------
Philippe Sarreau        Senior investment manager of the adviser within the
(since 1998)            Smaller Companies Team. Before joining the adviser
                        in 1998, he worked at Credit Lyonnais as a French
                        smaller companies analyst from 1994 to 1998 and
                        was responsible for the development of a
                        specialized small cap sales team in London.
--------------------------------------------------------------------------------
Justin Hill             Senior investment manager of the adviser. Before joining
(since 2001)            the adviser in 2001, he spent five years with the
                        UK Smaller Companies Team at Friends Ivory & Sime
                        Asset Management.

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
    FUND'S PORTFOLIO
     MANAGEMENT TEAM

  NAMES OF MANAGERS               POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------
Richard Heelis          Senior investment manager of the adviser with
(since inception)       responsibility for the Japanese equity market on
                        the Regional Equity Team. Before joining the
                        adviser in 1999, he was responsible for all
                        Norwich Union's Japanese equity portfolios.
--------------------------------------------------------------------------------
Michael Collins         Head of Global Asset Allocation Team of the adviser
(since inception)       with responsibility for top down asset allocation and
                        strategy recommendations. Before joining the
                        adviser in 1999, he was responsible for top-level
                        country allocation and long-term investment
                        strategy for Norwich Union's With Profits Fund.
--------------------------------------------------------------------------------
Alison Brown            Investment manager within the Regional Equity Team.
(since inception)       She joined the adviser in 1998 after graduating
                        with a MEng in Engineering and Computing Science
                        from St. Anne's College, Oxford. Alison is an
                        Associate member of the Society for Investment
                        Professionals.
--------------------------------------------------------------------------------
Stephen Burrows         Senior Investment Manager with the Regional Equity Team.
(since inception)       Before joining the adviser in 1997, he was responsible
                        for the management of European Equity funds for Norwich Union Asset Management.

 GLOBAL WATER FUND'S
PORTFOLIO MANAGER

  NAMES OF MANAGERS                POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------
Hans Peter Portner        Hans Peter Portner is a senior asset manager for the
(since inception)         adviser, where he manages Pictet Global Water Fund
                          and other water related investment products. He
                          holds a masters degree in economics from the
                          University of Berne. He started his investment
                          career in 1992 at UBS Brinson in Basle as
                          international equity manager. In 1997 he joined
                          the adviser as equity manager for institutional
                          clients. In 2000 he began managing the Pictet
                          Global Water Fund Compartment, a foreign
                          investment pool based in Luxembourg. Hans Peter
                          is a Chartered Financial Analyst (CFA).
--------------------------------------------------------------------------------
Philippe Rohner           Senior Investment Manager with the Special Equities
(since inception)         Team. Before joining the adviser in January 1998, he
                          worked in the Petroleum and Chemicals industries with Texaco from 1978-1987 and Ciba-Geigy from 1988-1997.

INVESTMENT AND ACCOUNT POLICIES

  CALCULATION OF NET
         ASSET VALUE

Each Fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is open every week, Monday through Friday, except on national holidays and Good Friday. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times. The NAVs will differ between classes of shares. The NAV of a class with higher expenses will be lower than a class with lower expenses.

Each Fund generally values its portfolio securities based on market prices or quotations. Securities listed on a foreign exchange and unlisted foreign securities are generally valued at the closing price or the latest quoted price available before the time when assets are valued. Securities listed on a U.S. securities exchange and unlisted U.S. securities are generally valued at the last quoted price and securities traded on the NASDAQ National Market System are generally valued at the NASDAQ Official Closing Price, in each case as of the close of the exchange's regular trading hours on the day the valuation is made. A Fund's currency translations are done when the London Stock Exchange closes.

Price information on listed securities is taken from the exchange where the security is primarily traded. Securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and ask prices, if available; otherwise they are valued at the last reported closing price.

When market prices are not available, or when the adviser believes that they are unreliable or that the value of securities has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Trustees. A Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations or its own fair value determination to price the same securities.

International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when investors cannot buy or redeem shares.

     PURCHASING FUND
              SHARES

                               INVESTMENT MINIMUMS
                             (INSTITUTIONAL CLASS)
Initial purchase                    $50,000
Additional purchases                $ 5,000

Certain retirement accounts (e.g. IRAs, Roth IRAs, Educational IRAs, Simple
IRAs) may purchase shares of a Fund with an initial purchase of $2,000.

Additional purchases may be made of $2,000. Additional purchases for those in the Automatic Investment Plan may be as little as $500.

Fund officers have discretion to waive or reduce any of the above minimum investment requirements.

--------------------------------------------------------------------------------

   PURCHASING SHARES
   THROUGH FINANCIAL
     INTERMEDIARIES/
       PROFESSIONALS

Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Prospective Investors who do not qualify to purchase Institutional Class Shares may be eligible to purchase Retail Class Shares of the Fund which are offered in a separate prospectus.

--------------------------------------------------------------------------------

 PURCHASE ORDERS AND
            PAYMENTS

A purchase order will be filled at a Fund's NAV next calculated after the order has been received by either the Fund's transfer agent, PFPC Inc., by one or more brokers authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf. A Fund will be deemed to have received the order when an authorized broker or broker's authorized designee accepts the order. Institutions must send payment for Fund shares in federal funds to the transfer agent by 12:00 noon Eastern time on the next business day. Institutions and other investors should contact the adviser for information about purchasing Fund shares through in-kind exchanges of securities.

Each Fund and its distributor reserve the right to suspend the offering of Fund shares or to reject any purchase order.

PURCHASING SHARES BY
           TELEPHONE

Call 1-877-470-0103 to arrange for a telephone transaction. If you want to make future transactions (e.g., purchase additional shares, redeem or exchange shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Each Fund and its transfer agent have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

The Funds and PFPC reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. PFPC has established security procedures to prevent unauthorized account access. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or PFPC. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                MAIL

Complete and sign an application. Make your check payable to Pictet Funds. If you are adding to your existing account, include your account name and number on the check.

Mail your application and/or check to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                WIRE

Purchasing shares by wire If you are opening a new account, call the Funds at 1-877-470-0103 to arrange for a wire transaction. Then wire federal funds to:

Boston Safe Deposit & Trust
ABA#:    011001234
Credit:  (Insert name of your Fund)
Acct#:   143766
FBO:     (Insert shareholder name and account number)

Complete and sign an application and mail immediately following the initial wire transaction to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT
                PLAN

Through this option, you can have money electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter. Complete the Automatic Investment Plan Application, which is available upon request by calling 1-877-470-0103, and mail it to the address indicated.

The initial $50,000 minimum investment for the Institutional Class still applies. However, subsequent investments can be as little as $500.

The Funds may alter or terminate the Automatic Investment Plan at any time.

   EXCHANGES BETWEEN
        PICTET FUNDS

You may exchange shares of a Fund for shares of any other Pictet Fund with the same class of shares at the NAV of the acquired Fund next determined after receipt of your exchange request. Both accounts must have identical registrations. Exchanges must meet the applicable minimum initial investment requirements for the acquired Fund. You may exchange into another Fund only if its shares may legally be sold in your home state.

To protect other shareholders of a Fund, a Fund may cancel the exchange privileges of any person that, in the opinion of the Fund, is using market-timing strategies. The Funds may change or terminate the exchange privilege on 60 days' advance notice to shareholders.

You may be subject to a redemption fee if you exchange shares after holding them less than six months and you may incur income taxes on an exchange. Please see "Redeeming Fund Shares" below.

--------------------------------------------------------------------------------

      REDEEMING FUND
              SHARES

If you exchange or redeem shares after holding them six months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment, to reduce transaction and other expenses caused by early redemptions, and facilitate portfolio management.

The fee is currently waived for pension funds, endowments and other similar institutional funds due to certain economies associated with these accounts. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to the adviser and does not benefit the adviser in any way.

The "first-in, first-out" method will be used to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than six months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

You may redeem shares of a Fund on any business day at the NAV next calculated after the transfer agent, broker authorized to accept redemption orders on the Fund's behalf, or designated intermediary authorized by a broker to accept orders on the Fund's behalf receives the redemption request in proper form. The Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Institutions are responsible for promptly transmitting redemption orders to a Fund's transfer agent.

Redemption proceeds are usually sent by wire on the business day after the effective date of a redemption. Under unusual circumstances, a Fund may suspend redemptions, if allowed by the Securities and Exchange Commission ("SEC"), or postpone payment up to seven days.

Each Fund may also pay redemption proceeds in kind by giving securities to redeeming shareholders. Redemptions and exchanges are taxable transactions for shareholders that are subject to tax. If a Fund redeems your shares in kind, you may incur transaction costs and tax liability when you dispose of the securities that were distributed in redemption of your shares.

If you purchased shares through a financial institution, a broker authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf, you should contact it for more information.

Each institution, broker or intermediary may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
           TELEPHONE

If you have chosen the telephone redemption privilege on the initial application or later elected the privilege in writing, you may call 1-877-470-0103 to redeem up to $100,000 worth of shares.

--------------------------------------------------------------------------------
 REDEEMING SHARES BY
                MAIL

Shareholders may sell shares by making a written request to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

Include signatures of all persons required to sign for transactions, exactly as their names appear on the account application.

To protect your account from fraud, the Funds may require a medallion signature guarantee for certain redemptions. We require a medallion signature guarantee if:

o  your address of record has changed within the past 30 days or
o  you are selling more than $100,000 worth of shares

Signature guarantees are designed to verify that major transactions or changes to your account are in fact authorized by you. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a signature guarantee.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
                WIRE

If you have chosen the wire redemption privilege on the initial application or later elected the privilege in writing, you may have the Funds wire your proceeds to a predesignated bank account.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

--------------------------------------------------------------------------------

  REDEEMING RECENTLY
    PURCHASED SHARES

If you wish to redeem shares that were recently purchased by check, a Fund may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

--------------------------------------------------------------------------------

          SYSTEMATIC
     WITHDRAWAL PLAN

If you have a minimum of $100,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) monthly, quarterly or semi-annually.

The amount of withdrawal payments must be at least $500 per payment. Fund shares are redeemed in order to make withdrawal payments. Under the Systematic Withdrawal Plan, you must elect to have dividends and distributions automatically reinvested in additional Fund shares. Systematic sales of Fund shares are taxable transactions.

The Funds may terminate any Systematic Withdrawal Plan if the value of the account falls below $10,000 due to share redemptions or an exchange of shares for shares of another Fund.

--------------------------------------------------------------------------------

 CLOSING SUB-MINIMUM
            ACCOUNTS

Each Fund may close your account if, for reasons other than investment losses, the value of the Institutional Class shares in the account falls below $25,000. A Fund may convert your Institutional Class shares to Retail Class shares if the value of your account as a result of share redemptions falls below $50,000. After a Fund notifies you of its intention to close the account, you will have 30 days to bring the account back to the minimum level.

--------------------------------------------------------------------------------

         PERFORMANCE

The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

--------------------------------------------------------------------------------

          DIVIDENDS,
   DISTRIBUTIONS AND
               TAXES

Redemptions and exchanges of Fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. Each Fund declares and pays dividends and distributions according to the following schedule. Dividends may differ between classes, with a class with higher expenses having a lower dividend.

  DIVIDENDS ARE PAID
IN ADDITIONAL SHARES
          OF A FUND.

               TYPE OF                         DECLARED              FEDERAL
             DISTRIBUTION                      AND PAID             TAX STATUS

Dividends from net investment income           Annually     Taxable as ordinary income

Distributions of short-term capital gain       Annually     Taxable as ordinary income

Distributions of long-term capital gain        Annually     Taxable as capital gain

On January 7, 2003, President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income. There can be no assurance as to whether such a provision will be enacted into law or as to its scope if enacted and therefore its effect upon shareholders is uncertain at this time.

You should generally avoid investing in a Fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment. Income that the Funds receive from sources within foreign countries may be subject to withholding or other taxes imposed by such countries. You should consult a tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, each Fund will send shareholders information about its dividends and distributions during the previous calendar year. Most of a Fund's distributions are expected to be capital gain. If you do not provide a Fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables provide financial highlights of Institutional Class shares of each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2002, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers LLP, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this Prospectus.

PICTET GLOBAL EMERGING MARKETS FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -------------------------------------------------------------------
                                                                            INSTITUTIONAL
                                                    -------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.89       $ 7.02     $ 11.15     $ 6.81       $ 8.87
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                             0.01         0.10        0.00#     (0.01)        0.04
   Net realized and unrealized gain/(loss)
      on investments                                        0.03        (0.15)      (4.13)      4.35        (2.10)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.04        (0.05)      (4.13)      4.34        (2.06)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                    0.00#       (0.00)#
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 6.92       $ 6.89      $ 7.02    $ 11.15       $ 6.81
-----------------------------------------------------------------------------------------------------------------------
Total return+                                               0.60%       (0.68)%    (36.98)%    63.73%      (23.22)%
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of year (in 000's)                    $67,509      $66,711     $97,158   $190,275      $94,362
   Ratio of operating expenses to average
      net assets                                            1.70%        1.70%       1.70%      1.70%        1.70%
   Ratio of net investment income/(loss) to
      average net assets                                    0.16%        1.12%       0.04%     (0.19)%       0.55%
   Ratio of operating expenses to average
      net assets without waivers and expenses
      reimbursed                                            2.31%        2.22%       1.94%      1.92%        2.00%
   Ratio of net investment income to average net
      assets without waivers and expenses
      reimbursed                                           (0.45)%       0.60%      (0.20)%    (0.42)%       0.25%
   Portfolio turnover rate                                    47%          84%        128%       126%         123%

--------------------------------------------------------------------------------
# Amount represents less than $0.01 per share.
+ Total return represents aggregate total return for the period.

PICTET INTERNATIONAL SMALL COMPANIES FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -------------------------------------------------------------------
                                                                            INSTITUTIONAL
                                                    -------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.35      $ 10.21     $ 10.25     $ 6.55       $ 9.24
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                             0.04+++      0.01        0.00#     (0.02)        0.07+++
   Net realized and unrealized gain/(loss)
      on investments                                       (0.92)       (2.87)       0.71       5.66         0.41
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (0.88)       (2.86)       0.71       5.64         0.48
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                (0.04)          --          --         --           --
   Distributions from net realized gains                      --        (0.01)      (0.75)     (1.94)       (3.17)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.04)       (0.01)      (0.75)     (1.94)       (3.17)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                    0.01         0.01          --         --           --
NET ASSET VALUE, END OF PERIOD                            $ 6.44       $ 7.35     $ 10.21     $10.25       $ 6.55
-----------------------------------------------------------------------------------------------------------------------
Total return++                                            (11.87)%     (27.95)%      6.56%     86.45%        5.35%
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of year (in 000's)                    $22,251      $21,934     $24,214     $4,776       $5,699
   Ratio of operating expenses to average
      net assets                                            1.20%        1.20%       1.20%      1.20%        1.20%
   Ratio of net investment income/(loss) to
      average net assets                                    0.52%        0.17%      (0.37)%    (0.02)%       0.65%
   Ratio of operating expenses to average
      net assets without waivers and expenses
      reimbursed                                            2.57%        2.28%       2.66%      4.76%        2.36%
   Ratio of net investment income/(loss) to average
      net assets without waivers and expenses
      reimbursed                                           (1.74)%      (0.91)%     (1.83)%    (3.58)%      (0.52)%
   Portfolio turnover rate                                   133%         122%        142%       166%         132%

--------------------------------------------------------------------------------
++ Total return represents aggregate total return for the period.
+++Per share numbers have been calculated using the average share method.
# Amount represents less than $0.01 per share.

PICTET INTERNATIONAL EQUITY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -----------------------------------------
                                                                  INSTITUTIONAL
                                                    -----------------------------------------
                                                           YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 7.12      $ 9.08      $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.05        0.04        0.00#
   Net realized and unrealized loss on investments         (1.23)      (1.95)      (0.90)
----------------------------------------------------------------------------------------------
Total from investment operations                           (1.18)      (1.91)      (0.90)
----------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income               (0.06)      (0.05)      (0.00)#
   Distributions from net realized capital gains              --          --       (0.02)
----------------------------------------------------------------------------------------------
Total distributions                                        (0.06)      (0.05)      (0.02)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 5.88      $ 7.12      $ 9.08
----------------------------------------------------------------------------------------------
Total return++                                            (16.61)%    (21.04)%     (8.94)%
----------------------------------------------------------------------------------------------
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                   $6,205      $7,208      $9,105
   Ratio of operating expenses to average net assets        1.00%       1.00%       1.00%+
   Ratio of net investment income to average net assets     0.83%       0.55%       0.07%+
   Ratio of operating expenses to average net assets
      without waivers and expenses reimbursed               3.66%       3.41%       2.87%+
   Ratio of net investment loss to average net assets
      without waivers and expenses reimbursed              (1.83)%     (1.86)%     (1.79)%+
   Portfolio turnover rate                                   131%         80%         31%

--------------------------------------------------------------------------------
*  Pictet International Equity Fund commenced operations on August 15, 2000.
+  Annualized.
++ Total return represents aggregate total return for the period.
#  Amount represents less than $0.01 per share.

PICTET GLOBAL WATER FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

-------------------------------------------------------------------------------
                                                                INSTITUTIONAL
-------------------------------------------------------------------------------
                                                                    YEAR
                                                                    ENDED
                                                                  12/31/02
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                             0.10+
   Net realized and unrealized loss on investments                  (2.12)
-------------------------------------------------------------------------------
Total from investment operations                                    (2.02)
-------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income                        (0.07)
-------------------------------------------------------------------------------
Total distributions                                                 (0.07)
-------------------------------------------------------------------------------
Redemption fees added to paid-in-capital                             0.02
NET ASSET VALUE, END OF PERIOD                                     $ 7.93
-------------------------------------------------------------------------------
Total return++                                                     (19.97)%
-------------------------------------------------------------------------------
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                            $3,566
   Ratio of operating expenses to average net assets                 1.30%
   Ratio of net investment income to average net assets              1.21%
   Ratio of operating expenses to average net assets without
      waivers and expenses reimbursed                                6.05%
   Ratio of net investment loss to average net assets without
      waivers and expenses reimbursed                               (3.63)%
   Portfolio turnover rate                                             44%

--------------------------------------------------------------------------------
+  Per share numbers have been calculated using the average share method.
++ Total return represents aggregate total return for the period.

           The following notice does not constitute part of and is not incorporated into the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT

     Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from you account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing you account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

     We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

     To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard you personal information.

--------------------------------------------------------------------------------
     FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund and Pictet International Equity Fund, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS Additional information about each Fund's investments is available in the Funds' annual and semiannual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about each Fund and is incorporated by reference into this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about each Fund by contacting a Fund at:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940
Telephone: 1-877-470-0103

Investors can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102

o Free from the Commission's Internet website at http://www.sec.gov.

Investors can get information about the operation of the Public Reference Room by calling 1-202-942-8090.


INVESTMENT ADVISER                 TRANSFER AGENT                INDEPENDENT
Pictet International               PFPC Inc.                     ACCOUNTANTS
Management Limited                 760 Moore Road                PricewaterhouseCoopers LLP
Tower 42, Level 37                 King of Prussia, PA 19406     Two Commerce Square
25 Old Broad Street                                              2001 Market Street
London                                                           Philadelphia, PA 19103
EC2N 1HQ
United Kingdom

ADMINISTRATOR                      LEGAL COUNSEL                 CUSTODIAN
PFPC Inc.                          Hale and Dorr LLP             Brown Brothers Harriman & Co.
760 Moore Road                     60 State Street               40 Water Street
King of Prussia, PA 19406          Boston, MA 02109              Boston, MA 02109

INVESTMENT COMPANY ACT FILE NO. 811-9050

================================================================================
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                        PICTET INTERNATIONAL EQUITY FUND
                            PICTET GLOBAL WATER FUND
================================================================================


                                 [LOGO OMITTED]

                                     PICTET
                                      FUNDS



                                   PROSPECTUS
                                 APRIL 30, 2003

                                  RETAIL CLASS

                  (The Retail Class is not currently available for purchase for International Equity Fund)


                     The Securities and Exchange Commission
                         has not approved or disapproved
                         these securities or determined
                whether this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

     TABLE OF CONTENTS
                                                                        OVERVIEW

                                     PICTET FUNDS HAS FOUR INVESTMENT FUNDS (THE
                              "FUNDS") THAT ARE EACH OFFERED IN THIS PROSPECTUS.

                                    EACH FUND HAS A DISTINCT INVESTMENT GOAL AND
                               RELATED INVESTMENT RISKS. EACH FUND IS AUTHORIZED
                                  TO OFFER TWO CLASSES OF SHARES - INSTITUTIONAL CLASS AND RETAIL CLASS. THIS PROSPECTUS OFFERS
                                                ONLY THE RETAIL CLASS OF SHARES.

                                THE DESCRIPTIONS ON THE FOLLOWING PAGES MAY HELP
                                        YOU CHOOSE THE FUNDS THAT BEST MEET YOUR
                                INVESTMENT NEEDS. HOWEVER, NO FUND CAN GUARANTEE
                              IT WILL MEET ITS INVESTMENT OBJECTIVE, AND NO FUND
                                  SHOULD BE RELIED UPON AS A COMPLETE INVESTMENT
                                                                        PROGRAM.

PICTET GLOBAL EMERGING MARKETS FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL SMALL COMPANIES FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY ....................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET GLOBAL WATER FUND - RISK/RETURN SUMMARY ............................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

THE FUNDS' INVESTMENTS ....................................................

INVESTMENT ADVISER ........................................................
     Portfolio management .................................................

INVESTMENT AND ACCOUNT POLICIES ...........................................
     Calculation of net asset value .......................................
     Purchasing Fund shares ...............................................
     Exchanges between Pictet Funds .......................................
     Redeeming Fund shares ................................................
     Dividends, distributions and taxes ...................................
     Distribution (12b-1) fees ............................................

FINANCIAL HIGHLIGHTS ......................................................

FOR MORE INFORMATION ......................................................

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests primarily in equity securities of companies in emerging market countries. The Fund normally invests in at least 15, but never fewer than eight, emerging market countries.

--------------------------------------------------------------------------------

     EMERGING MARKET
            EQUITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

Emerging market stocks means equity securities:

o  that are traded primarily in an emerging market country;

o of companies that derive 50% or more of total revenue from goods or services produced or sold in emerging market countries; or

o of companies organized and with a principal office in an emerging market country.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

In allocating the Fund's assets among emerging market countries, the adviser uses a proprietary database to screen for countries that meet the following standards:

o  Suitable safe custody of assets and freedom of capital movement.

o A higher than average number of undervalued stocks when comparing the companies against their benchmark values.

o  A favorable domestic liquidity environment.

o  A reasonably liquid and diverse stock market.

o  A good or improving fiscal balance.

o An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the adviser looks for companies with one or more of the following:

o  Current or potential high and stable cash generation.

o  Strong, liquid balance sheets.

o Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The adviser will also consider the debt of a company.

o  A high free cash flow relative to the stock price.

o In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign or emerging market stock prices go down generally.

o  Changes in foreign currency rates lower the value of the Fund's investments.

o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.

o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Emerging market countries and stocks present the following special risks:

o  Greater likelihood of economic, political or social instability.

o  More volatile stock markets.

o The contagious effect of market or economic setbacks in one country on other emerging market countries.

o  Possible governmental restrictions on currency conversions or trading.

o Difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets.

o Availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the Fund's performance of the Institutional Class of the Fund from year to year. Because Retail Class shares had not yet commenced operations as of the date of this Prospectus and do not have a performance record, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares will have different performance than Institutional Class shares. For example, Retail Class shares have higher expenses than Institutional Class shares, including higher distribution and service fees, which would reduce performance. In addition, the performance information presented below does not reflect any applicable sales charges. Past performance does not necessarily indicate how the Fund will perform in the future.

    QUARTERLY RETURN

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/96   12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 8.32%      (11.29)%    (23.22)%   63.58%    (36.98)%   (0.68)%    0.60%

PICTET GLOBAL EMERGING MARKETS FUND
(INSTITUTIONAL CLASS)

HIGHEST: 35.70% in second quarter 1999
LOWEST:  (24.97%) in second quarter 1998

--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to those of the International Finance Corporation Global Composite Index (the "IFC Global Composite Index") and the Morgan Stanley Capital International Emerging Markets Free Index ("the MSCI Emerging Markets Free Index"). Past performance information is not available for the Retail Class since it has not yet commenced operations. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
               GLOBAL EMERGING MARKETS FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                LIFE OF FUND
                                          1 YEAR     5 YEARS   (BEGAN 10/4/95)
                                          ------     -------   ---------------
RETURN BEFORE TAXES                        0.60%    (4.59)%       (4.36)%
RETURN AFTER TAXES ON DISTRIBUTIONS 1,2    0.53%    (4.69)%       (4.58)%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 1,2             0.37%    (3.64)%       (3.46)%
IFC GLOBAL COMPOSITE INDEX 3,4            (5.65)%   (2.96)%       (5.36)%
MSCI EMERGING MARKETS FREE INDEX 5,6      (6.00)%   (4.58)%       (4.22)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the IFC Global Composite Index is calculated from September
  30, 1995.
4 The IFC Global Composite Index is a market capitalization weighted index that is designed to represent the performance of emerging stock markets. The index includes equity securities of approximately 1,812 companies domiciled in 34 markets. Index performance reflects no deductions for fees, expenses or taxes. The IFC Global Composite Index was used as the Fund's benchmark until June 30, 2002. As of July 1, 2002 the Fund uses the MSCI Emerging Markets Free Index as its benchmark.
5 The MSCI Emerging Markets Free Index includes securities of approximately 680 companies domiciled in 26 markets. The Fund has selected the MSCI Emerging Markets Free Index because the Fund's investment adviser believes that the MSCI Emerging Markets Free Index provides a more accurate benchmark for comparing fund performance.
6 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                        RETAIL CLASS 1
                                                            -------------------
SHAREHOLDER FEES (paid directly from your investment)              NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                            1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                    1.25%
DISTRIBUTION (12B-1) FEES                                          0.25%
OTHER EXPENSES                                                     1.06%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                             2.56%

================================================================================
1 Retail Class did not commence operations during the fiscal year ended
  December 31, 2002. As a result, "Other expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2002.

2 Please see "Redeeming Fund Shares".

3 Voluntary fee waiver and/or expense reimbursement                0.61%

  Net expenses                                                     1.95%

  This fee waiver and/or expense reimbursement may be terminated at any time.

--------------------------------------------------------------------------------
     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.


The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same. +
o  You redeem your investment at the end of each period.


   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          1 YEAR      3 YEARS      5 YEARS    10 YEARS
                          ------      -------      -------    --------
RETAIL CLASS               $259        $796        $1,360      $2,895

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $198, $612, $1,052 and $2,275, respectively.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations located outside the United States.

The Fund may invest up to 20% of its assets in medium and large capitalization companies. The Fund normally invests in at least three countries other than the U.S. The Fund may invest in securities of emerging market countries.

--------------------------------------------------------------------------------

   EQUITY SECURITIES

        SMALL MARKET
     CAPITALIZATIONS

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The Fund considers companies to be small cap companies if they are in the same size range as the bottom 90% of the universe of companies listed in developed countries outside the U.S. when these companies are ranked by market capitalization. These small cap companies usually have individual market capitalizations of $3 billion or less, but may be larger.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The adviser uses a "bottom-up" approach to try to identify companies with outstanding investment potential. The objective is to identify 100 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

o  Research short list
o  Primary research
o  Stock selection

The adviser screens more than 8,000 companies to obtain a shortlist of candidates for the next stage using screening parameters and other inputs. The adviser uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the adviser conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls, and management. The adviser also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the adviser constructs the portfolio using a team approach. The Fund's exposure is monitored at the regional, sector and stock level.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign stock prices go down generally.

o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.

o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Investing in small cap foreign companies involves special risks, which are more severe in certain emerging market countries.

o There may be unfavorable foreign government actions, political or economic instability or less accurate information about foreign companies.

o A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

o Small cap companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses.

o The prices of foreign small cap stocks tend to be more volatile than the prices of other stocks.

o The stock market may temporarily favor large or mid cap over small cap stocks.

o Foreign securities and small cap stocks are sometimes less liquid and harder to value than securities of U.S. issuers or large cap stocks.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Because Retail Class shares had less than a fully year of operations as of the date of this Prospectus, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares have different performance than Institutional Class shares, including higher distribution and service fees, which would reduce performance. In addition, the performance information presented below does not reflect any applicable sales charges. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 (7.68)%     5.35%      86.45%    6.56%      (27.95)%   (11.87)%

    QUARTERLY RETURN

PICTET INTERNATIONAL SMALL COMPANIES FUND (INSTITUTIONAL CLASS)
HIGHEST: 14.70% in fourth quarter 1999
LOWEST:  (19.40%) in third quarter 2001

--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the HSBC World Excluding U.S. Smaller Companies Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
         PICTET INTERNATIONAL SMALL COMPANIES FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                                  LIFE OF FUND
                                         1 YEAR       5 YEARS    (BEGAN 2/7/96)
                                         ------       --------   --------------
RETURN BEFORE TAXES                      (11.87)%      5.85%          3.43%
RETURN AFTER TAXES ON DISTRIBUTIONS 1,2  (12.07)%      2.14%          0.63%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 1,2            (7.29)%      3.62%          1.89%
HSBC WORLD EXCLUDING U.S.
   SMALLER COMPANIES INDEX 3,4,5          (8.55)%     (2.20)%        (2.65)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The performance of the HSBC World Excluding U.S. Smaller Companies Index is calculated from January 31, 1996.

4 The HSBC World Excluding U.S. Smaller Companies Index is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada. The index is composed of approximately 1,200 smaller company stocks from 21 markets.

5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

                THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

FOR YEAR ENDED 12/31/02                                       RETAIL CLASS 1
                                                              --------------

SHAREHOLDER  FEES (paid directly from your  investment)           NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 2
   (as a percentage of amount redeemed)                           1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                   1.00%
DISTRIBUTION (12B-1) FEES                                         0.25%
OTHER EXPENSES                                                    1.57%
TOTAL ANNUAL FUND OPERATING EXPENSES 3                            2.82%

================================================================================
1 Retail Class commenced operations on March 5, 2002. Since Retail Class has not had a full year of operations, "Other expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2002.

2 Please see "Redeeming Fund Shares".

3 Voluntary fee waiver and/or expense reimbursement               1.37%

  Net expenses                                                    1.45%

  This fee waiver and/or expense reimbursement may be terminated at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated.
o Your investment has a 5% return each year.
o The Fund's operating expenses remain the same.+
o You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                  ------      -------      -------    --------
RETAIL CLASS                       $285        $874        $1,489      $3,147

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $148, $459, $792 and $1,735, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in large capitalization equity securities in markets listed in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), the benchmark against which the Fund measures its portfolio. The adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis.

--------------------------------------------------------------------------------

   EQUITY SECURITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights, interests in government owned or controlled enterprises and depositary receipts for foreign stocks.

--------------------------------------------------------------------------------
     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The investment process consists of three stages plus risk controls. These are:

o  Regional asset allocation.
o  Sector based strategy within regions.
o  Stock selection.

In allocating the Fund's assets among regions, the adviser uses a proprietary "top-down" approach. Regional allocation is dictated by two very strong beliefs:

o Liquidity is the primary driving force of financial asset prices.

o Valuation, principally measured by reference to the yield on its long-term government debt (i.e. earnings yield/bond yield, cash flow yield/bond yield), is an important but subsidiary factor.

The adviser believes that the best opportunities occur in markets where liquidity and valuation are both positive, and that, where the two conflict, liquidity is almost always the dominant factor.

The adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis. This involves examining hundreds of individual data series including, for example, economic statistics produced each month and aggregate forecasts for corporate earnings. The adviser reorganizes these data series into "major factors" so that they can be scored in an objective manner. Major factors range from specific individual factors important in measuring liquidity or valuation (e.g. the movement in short-term interest rates in a particular country) to broad factors such as overall economic liquidity. Liquidity may be affected by a number of underlying economic variables such as money supply growth, inflation and industrial production. The adviser uses the resulting scores in its top down asset allocation decision making process.

In the second stage of the process, the adviser classifies sectors into three broad categories: economic sensitive, organic growth and interest rate sensitive. The adviser determines the sector strategy for each region by identifying the position of the regional economy along the economic cycle. Once the position along the cycle has been established, the adviser sets targets for specific weightings relative to the Fund's benchmark within each broad category. The adviser believes that each broad category of sectors has a tendency to perform differently at various stages of the economic cycle.

In selecting individual stocks, the adviser focuses on analyzing a distinct set of fundamental criteria. This includes in-depth research into the relevant industry to identify its growth and pricing dynamics, as well as the strength of the company's competitive position within the industry.

The adviser looks for companies with:

o High quality, sustainable business franchise.

o Proven management capability, particularly regarding cost control and efficiency.

o The capacity to generate free cash flow, defined as gross cash flow (net profit and depreciation) minus capital expenditures, minus the change in working capital.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o Foreign stock prices go down generally.
o Changes in foreign currency rates lower the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The stock market may temporarily favor small or mid cap stocks over large cap stocks.
o The adviser's judgment about region, country or sector allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future. Because Retail Class shares had not yet commenced operations as of the date of this Prospectus and do not have a performance record, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares will have different performance than Institutional Class shares. For example, Retail Class shares have higher expenses than Institutional Class shares, including higher distribution and service fees, which would reduce performance. In addition, the performance information presented below does not reflect any applicable sales charges. Past performance does not necessarily indicate how the Fund will perform in the future.

        TOTAL RETURN

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

12/31/01        12/31/02
(21.04)%        (16.61)%

    QUARTERLY RETURN

PICTET INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)

HIGHEST: 7.18% IN FOURTH QUARTER 2002
LOWEST: (21.31)% IN THIRD QUARTER 2002

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------
The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE") Index.

Performance information is not available for the Retail Class since it has not yet commenced operations. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
             PICTET INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                              LIFE OF FUND
                                                1 YEAR       (BEGAN 8/15/00)
                                                ------       ---------------
   RETURN BEFORE TAXES                         (16.61)%         (19.35)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2     (16.92)%         (19.61)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2              (10.20)%         (15.09)%
   MSCI EAFE INDEX 3,4,5                       (15.94)%         (18.68)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The performance of the MSCI EAFE Index is calculated from September 30, 2000.

4 The MSCI EAFE Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index includes approximately 1,023 stocks covering 21 markets.

5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

                THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

FOR YEAR ENDED 12/31/02                                           RETAIL CLASS 1
                                                                  --------------
SHAREHOLDER  FEES (paid directly from your  investment)               NONE
REDEMPTION FEES FOR SHARES HELD LESS THAN SIX MONTHS 2
   (as a percentage of amount redeemed)                               1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                       0.75%
DISTRIBUTION (12B-1) FEES                                             0.25%
OTHER EXPENSES                                                        2.91%
TOTAL ANNUAL FUND OPERATING EXPENSES 3                                3.91%

================================================================================
1 Retail Class did not commence operations during the fiscal year ended December
  31, 2002. As a result, "Other expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2002.

2 Please see "Redeeming Fund Shares".

3 Voluntary fee waiver and/or expense reimbursement                   2.66%

  Net expenses                                                        1.25%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated.

o Your investment has a 5% return each year.

o The Fund's operating expenses remain the same. +

o You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             1 YEAR      3 YEARS      5 YEARS    10 YEARS
                             ------      -------      -------    --------
RETAIL CLASS                  $393       $1,192       $2,009      $4,130
--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $127, $397, $686 and $1,511, respectively.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in the equity securities of companies throughout the world operating in the global water sector ("water companies").

A water company is one that derives a greater percentage of its revenue from water-related sources than from any other source and/or is a leading company in one of the four broad categories: 1) water supply and treatment services, 2) equipment manufacturers, 3) waste management and recycling, 4) bottled water production.

--------------------------------------------------------------------------------

   EQUITY SECURITIES
 AND WATER COMPANIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The four broad categories listed above would include any of the following:

o water-producing companies;
o water conditioning and desalinization companies;
o companies specializing in waste-water treatment, sewers and the treatment of solid, liquid and chemical waste;
o companies operating sewage-treatment plants;
o suppliers to any of the foregoing; and
o companies providing facilities, consultancy and engineering services associated with the above activities.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The Fund's adviser looks for water companies that exhibit the potential for significant growth over the long term. The adviser defines long-term as a time horizon of at least three years. The investment process employs a fundamental "bottom-up" approach to investment management. To choose the securities for the Fund, the adviser seeks to identify companies with one or more of the following:

o high earnings and sales growth on a per share basis;

o low variation in net income growth and sales growth;

o stable or increasing gross profit margins;

o low valuation (price to book, price to sales) and low market price implied growth rate in free cash flow discounting model; and

o positive price momentum.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investments in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Domestic or foreign stock prices go down generally.

o  Changes in foreign currency rates lower the value of the Fund's investments.

o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.

o The adviser's judgment about country or industry allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Prices of these companies' stocks may be more volatile because these companies;

o  are relatively small compared to large-cap companies,

o  may be engaged in business mostly within their own geographic region, and

o  may be less well-known to the investment community.

Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

Furthermore, the Fund is considered to be a sector fund. This means that the Fund will concentrate its investments in a single sector; in this case, the water sector. Investing in a single sector makes the Fund more susceptible to negative impacts on that sector than a less concentrated fund might be. Also, a change in the value of a single company in that industry might affect the value of other companies in that sector. This would have a more pronounced negative effect on the Fund than on a less concentrated fund.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Retail Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

12/31/02
(20.23)%

    QUARTERLY RETURN

PICTET GLOBAL WATER FUND (RETAIL CLASS)

HIGHEST: 5.94% IN FOURTH QUARTER 2002
LOWEST: (19.89)% IN THIRD QUARTER 2002

--------------------------------------------------------------------------------
The table below indicates the risks of investing in the Retail Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International World Index (the "MSCI World
Index"). The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                            PICTET GLOBAL WATER FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                                  LIFE OF FUND
                                                    1 YEAR      (BEGAN 12/31/01)
                                                    ------      ----------------
   RETURN BEFORE TAXES                              (20.23)%         (20.23)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2          (20.45)%         (20.45)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2                   (12.42)%         (12.42)%
   MSCI WORLD INDEX 3,4,5                           (19.89)%         (19.89)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The performance of the MSCI World Index is calculated from December 31, 2001.

4 The MSCI World Index is an index composed of approximately 1,500 stocks covering 23 markets.

5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

                THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                                                  RETAIL CLASS
                                                                  ------------
SHAREHOLDER  FEES (paid directly from your  investment)               NONE
REDEMPTION FEES FOR SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                               1.00%
ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
MANAGEMENT FEES                                                       1.00%
DISTRIBUTION (12B-1) FEES                                             0.25%
OTHER EXPENSES                                                        5.05%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                                6.30%

================================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement                   4.75%

  Net expenses                                                        1.55%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated.

o  Your investment has a 5% return each year.

o  The Fund's operating expenses remain the same.+

o  You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                ------      -------      -------    --------
RETAIL CLASS                     $626       $1,853       $3,049      $5,905
--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $158, $490, $845 and $1,845, respectively.

     THE FUNDS' INVESTMENTS

 DEPOSITARY RECEIPTS

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

--------------------------------------------------------------------------------

         CONVERTIBLE
          SECURITIES

Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.

--------------------------------------------------------------------------------

        WARRANTS AND
 SUBSCRIPTION RIGHTS

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

--------------------------------------------------------------------------------

     DEBT SECURITIES

Each Fund may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity.

The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest.

Securities are investment grade if they:

o Are rated in one of the top four short-term or long-term rating categories of a nationally recognized statistical rating organization; or

o  Are unrated securities that the adviser believes to be of comparable quality.

A Fund's credit standards also apply to counterparties to OTC derivative contracts.

--------------------------------------------------------------------------------

           DEFENSIVE
         INVESTMENTS

Each Fund may depart from its principal investment strategies in response to adverse market conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

     DERIVATIVES AND
  HEDGING TECHNIQUES

Each Fund may, but is not required to, use derivative contracts for any of the following purposes:

_ To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or currency exchange rates.

_ As a substitute for buying or selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

Even a small investment in derivative contracts can have a big impact on a Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing.

A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of a Fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

    EMERGING MARKETS

The International Equity Fund may invest up to 5% of its assets in emerging market securities. Global Emerging Markets Fund and International Small Companies Fund may invest in emerging market securities as described in those Funds' Risk-Return Summaries.

--------------------------------------------------------------------------------

  PORTFOLIO TURNOVER

Each Fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability.

Frequent trading also increases transaction costs, which could detract from a Fund's performance.

--------------------------------------------------------------------------------

         EACH FUND'S
     INVESTMENT GOAL

Each Fund's investment goal is non-fundamental so that the Board of Trustees may change the investment goal of a Fund without obtaining the approval of the Fund's shareholders. A Fund might not succeed in achieving its goal.

INVESTMENT ADVISER

         EACH FUND'S
  INVESTMENT ADVISER
           IS PICTET
       INTERNATIONAL
  MANAGEMENT LIMITED

The adviser provides investment advice and portfolio management services to each Fund. Under the supervision of the Board of Trustees, the adviser makes each Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and makes available the research services of its portfolio managers and security analysts.

Each Fund has agreed to pay the adviser an advisory fee at the annual rate of the Fund's average daily net assets shown below. The adviser has voluntarily agreed to cap the total annual operating expenses of the Retail Class of each Fund as shown below:

These caps do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. These expense caps can be revoked after sufficient notice at any time.

--------------------------------------------------------------------------------
FUND                                         MANAGEMENT FEE  EXPENSE LIMITATION
----                                         --------------  ------------------
Pictet Global Emerging Markets Fund              1.25%             1.95%
Pictet International Small Companies Fund        1.00%             1.45%
Pictet International Equity Fund                 0.75%             1.25%
Pictet Global Water Fund                         1.00%             1.55%
--------------------------------------------------------------------------------

The adviser was established in 1980 and as of December 31, 2002 had approximately $7.0 billion of assets under management for more than 150 accounts. The adviser manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. The adviser is both registered as a U.S. investment adviser and authorized and regulated by the Financial Services Authority in the United Kingdom. The adviser is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2002, Pictet & Cie managed approximately $119 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by nine partners.

--------------------------------------------------------------------------------

     GLOBAL EMERGING
      MARKETS FUND'S
PORTFOLIO MANAGEMENT
                TEAM

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------
John Paul Smith            Director and Head of Emerging Investments for the
(since 2001)               adviser. Before joining the adviser in 2001, he was
                           at Morgan Stanley from 1995, most recently as head of global emerging markets strategy.

--------------------------------------------------------------------------------

Samir Patel                Investment Manager with the Emerging Markets Team.
(since inception)          Before joining the adviser in 1995 he worked for
                           four years as a research analyst at Datastream
                           International.

--------------------------------------------------------------------------------

Nidhi Mahurkar             Senior investment manager with overall responsibility
(since 2001)               for the specialist Asian Equity Team. Before joining
                           the adviser in 2001, she worked for five years at Lazard Asset Management managing Asian equities.

--------------------------------------------------------------------------------

Emil Wolter                Senior investment manager within the Emerging Markets
(since 1997)               Team specializing in Asia. Before joining the adviser
                           in 1997, he spent two years as an analyst with Datastream covering Pan-European industrial and financial companies.

 INTERNATIONAL SMALL
    COMPANIES FUND'S
PORTFOLIO MANAGEMENT
                TEAM

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------

Michael McLaughlin         Senior investment manager of the adviser within the
(since inception)          Smaller Companies Team. He is responsible for the
                           Asia Pacific region. Before joining the adviser in 1995, he was the Japanese investment manager and member of the asset allocation team at Provident
                           Mutual.

--------------------------------------------------------------------------------

Nils Francke               Senior investment manager of the adviser, head of the
(since inception)          Smaller Companies Team and lead manager on the Fund.
                           Before joining the adviser in 1994, he worked for M M
                           Warburg Bank in Hamburg, Salomon Brothers Inc. in New
                           York and Schroder Munchmeyer Hengst of Germany.

--------------------------------------------------------------------------------

Philippe Sarreau           Senior investment manager of the adviser within the
(since 1998)               Smaller Companies Team. Before joining the adviser in
                           1998, he worked at Credit Lyonnais as a French smaller companies analyst from 1994 to 1998 and was responsible for the development of a specialized small cap sales team in London.

--------------------------------------------------------------------------------

Justin Hill                Senior investment manager of the adviser. Before
(since 2001)               joining the adviser in 2001, he spent five years with
                           the UK smaller companies team at Friends Ivory & Sime
                           Asset Management.

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
    FUND'S PORTFOLIO
     MANAGEMENT TEAM

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------

Richard Heelis             Senior investment manager of the adviser with
(since inception)          responsibility for the Japanese equity market on the
                           Regional Equity Team. Before joining the adviser in 1999, he was responsible for all Norwich Union's
                           Japanese equity portfolios.

--------------------------------------------------------------------------------

Michael Collins            Head of Global Asset Allocation team of the adviser
(since inception)          with responsibility for top down asset allocation and
                           strategy recommendations. Before joining the adviser in 1999, he was responsible for top-level country allocation and long-term investment strategy for Norwich Union's With Profits Fund.

--------------------------------------------------------------------------------

Alison Brown               Investment manager within the Regional Equity Team.
(since inception)          She joined the adviser in 1998 after graduating with
                           a MEng in Engineering and Computing Science from St.
                           Anne's College, Oxford. Alison is an Associate member of the Society for Investment Professionals.

--------------------------------------------------------------------------------

Stephen Burrows            Senior Investment Manager with the Regional Equity
(since 2003)               Team. Before joining the adviser in 1997, he was
                           responsible for the management of European Equity funds for Norwich Union Asset Management.

 GLOBAL WATER FUND'S
   PORTFOLIO MANAGER

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------

Hans Peter Portner         Hans Peter Portner is a senior asset manager for the
(since inception)          adviser, where he manages Pictet Global Water Fund
                           and other water related investment products. He holds a masters degree in economics from the University of Berne. He started his investment career in 1992 at UBS Brinson in Basle as international equity manager.
                           In 1997 he joined the adviser as equity manager for institutional clients. In 2000 he began managing the Pictet Global Water Fund Compartment, a foreign investment pool based in Luxembourg. Hans Peter is a Chartered Financial Analyst (CFA).

--------------------------------------------------------------------------------

Philippe Rohner            Senior Investment Manager with the Special Equities
(since inception)          Team. Before joining the adviser in January 1998, he
                           worked in the Petroleum and Chemicals Industries with Texaco from 1978-1987 and Ciba-Geigy from 1988-1997.

INVESTMENT AND ACCOUNT POLICIES

  CALCULATION OF NET
         ASSET VALUE

Each Fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is open every week, Monday through Friday, except on national holidays and Good Friday. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times. The NAVs will differ between classes of shares. The NAV of a class with higher expenses will be lower than a class with lower expenses.

Each Fund generally values its portfolio securities based on market prices or quotations. Securities listed on a foreign exchange and unlisted foreign securities are generally valued at the closing price or the latest quoted price available before the time when assets are valued. Securities listed on a U.S. securities exchange and unlisted U.S. securities are generally valued at the last quoted price and securities traded on the NASDAQ National Market System are generally valued at the NASDAQ Official Closing Price, in each case as of the close of the exchange's regular trading hours on the day the valuation is made. A Fund's currency translations are done when the London Stock Exchange closes.

Price information on listed securities is taken from the exchange where the security is primarily traded. Securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and ask prices, if available; otherwise they are valued at the last reported closing price.

When market prices are not available, or when the adviser believes that they are unreliable or that the value of securities has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Trustees. A Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations or its own fair value determination to price the same securities.

International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when investors cannot buy or redeem shares.

     PURCHASING FUND
              SHARES

             INVESTMENT MINIMUMS
               (RETAIL CLASS)
Initial purchase                     $2,500
Additional purchases                   $500

Certain retirement accounts (e.g. IRAs, Roth IRAs, Educational IRAs, Simple
IRAs) may purchase shares of a Fund with an initial purchase of $1,000. Additional purchases may be made of $500. Additional purchases for those in the Automatic Investment Plan may be as little as $500.

Fund officers have discretion to waive or reduce any of the above minimum investment requirements.

--------------------------------------------------------------------------------

   PURCHASING SHARES
   THROUGH FINANCIAL
     INTERMEDIARIES/
       PROFESSIONALS

Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

--------------------------------------------------------------------------------

 PURCHASE ORDERS AND
            PAYMENTS

A purchase order will be filled at a Fund's NAV next calculated after the order has been received by either the Fund's transfer agent, PFPC Inc., by one or more brokers authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf. A Fund will be deemed to have received the order when an authorized broker or broker's authorized designee accepts the order. Institutions must send payment for Fund shares in federal funds to the transfer agent by 12:00 noon Eastern time on the next business day. Institutions and other investors should contact the adviser for information about purchasing Fund shares through in-kind exchanges of securities.

Each Fund and its distributor reserve the right to suspend the offering of Fund shares or to reject any purchase order.

PURCHASING SHARES BY
           TELEPHONE

Call 1-877-470-0103 to arrange for a telephone transaction. If you want to make future transactions (e.g., purchase additional shares, redeem or exchange shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Each Fund and its transfer agent have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

The Funds and PFPC reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. PFPC has established security procedures to prevent unauthorized account access. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or PFPC. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                MAIL

Complete and sign an application. Make your check payable to Pictet Funds. If you are adding to your existing account, include your account name and number on the check.

Mail your application and/or check to:
PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                WIRE

If you are opening a new account, call the Funds at 1-877-470-0103 to arrange for a wire transaction. Then wire federal funds to:

Boston Safe Deposit & Trust
ABA#:    011001234
Credit:  (Insert name of your Fund)
Acct#:   143766
FBO:     (Insert shareholder name and account number)

Complete and sign an application and mail immediately following the initial wire transaction to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT
                PLAN

Through this option, you can have money electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter. Complete the Automatic Investment Plan Application, which is available upon request by calling 1-877-470-0103, and mail it to the address indicated.

The initial $2,500 minimum investment for the Retail Class still applies. However, subsequent investments can be as little as $500, for either class.

The Funds may alter or terminate the Automatic Investment Plan at any time.

   EXCHANGES BETWEEN
        PICTET FUNDS

You may exchange shares of a Fund for shares of any other Pictet Fund with the same class of shares at the NAV of the acquired Fund next determined after receipt of your exchange request. Both accounts must have identical registrations. Exchanges must meet the applicable minimum initial investment requirements for the acquired Fund. You may exchange into another Fund only if its shares may legally be sold in your home state.

To protect other shareholders of a Fund, a Fund may cancel the exchange privileges of any person that, in the opinion of the Fund, is using market-timing strategies. The Funds may change or terminate the exchange privilege on 60 days' advance notice to shareholders.

You may be subject to a redemption fee if you exchange shares after holding them less than six months and you may incur income taxes on an exchange. Please see "Redeeming Fund Shares" on the following page.

--------------------------------------------------------------------------------

      REDEEMING FUND
              SHARES

If you exchange or redeem shares after holding them six months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment, to reduce transaction and other expenses caused by early redemptions, and facilitate portfolio management.

The fee is currently waived for pension funds, endowments and other similar institutional funds due to certain economies associated with these accounts. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to the adviser and does not benefit the adviser in any way.

The "first-in, first-out" method will be used to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than six months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

You may redeem shares of a Fund on any business day at the NAV next calculated after the transfer agent, broker authorized to accept redemption orders on the Fund's behalf, or designated intermediary authorized by a broker to accept orders on the Fund's behalf receives the redemption request in proper form. The Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Institutions are responsible for promptly transmitting redemption orders to a Fund's transfer agent.

Redemption proceeds are usually sent by wire on the business day after the effective date of a redemption. Under unusual circumstances, a Fund may suspend redemptions, if allowed by the Securities and Exchange Commission ("SEC"), or postpone payment up to seven days.

Each Fund may also pay redemption proceeds in kind by giving securities to redeeming shareholders. Redemptions and exchanges are taxable transactions for shareholders that are subject to tax. If a Fund redeems your shares in kind, you may incur transaction costs and tax liability when you dispose of the securities that were distributed in redemption of your shares.

If you purchased shares through a financial institution, a broker authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf, you should contact it for more information.

Each institution, broker or intermediary may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
           TELEPHONE

If you have chosen the telephone redemption privilege on the initial application or later elected the privilege in writing, you may call 1-877-470-0103 to redeem up to $100,000 worth of shares.

 REDEEMING SHARES BY
                MAIL

Shareholders may sell shares by making a written request to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

Include signatures of all persons required to sign for transactions, exactly as their names appear on the account application.

To protect your account from fraud, the Funds may require a medallion signature guarantee for certain redemptions. We require a medallion signature guarantee if:

o your address of record has changed within the past 30 days or
o you are selling more than $100,000 worth of shares

Signature guarantees are designed to verify that major transactions or changes to your account are in fact authorized by you. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a signature guarantee.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
                WIRE

If you have chosen the wire redemption privilege on the initial application or later elected the privilege in writing, you may have the Funds wire your proceeds to a predesignated bank account.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

--------------------------------------------------------------------------------

  REDEEMING RECENTLY
    PURCHASED SHARES

If you wish to redeem shares that were recently purchased by check, a Fund may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

--------------------------------------------------------------------------------

          SYSTEMATIC
     WITHDRAWAL PLAN

If you have a minimum of $100,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) monthly, quarterly or semi-annually.

The amount of withdrawal payments must be at least $500 per payment. Fund shares are redeemed in order to make withdrawal payments. Under the Systematic Withdrawal Plan, you must elect to have dividends and distributions automatically reinvested in additional Fund shares. Systematic sales of Fund shares are taxable transactions.

The Funds may terminate any Systematic Withdrawal Plan if the value of the account falls below $10,000 due to share redemptions or an exchange of shares for shares of another Fund.

--------------------------------------------------------------------------------

 CLOSING SUB-MINIMUM
            ACCOUNTS

Each Fund may close your account if, for reasons other than investment losses, the value of the Retail Class shares in the account falls below $2,500.

After a Fund notifies you of its intention to close the account, you will have 30 days to bring the account back to the minimum level.

         PERFORMANCE

The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

--------------------------------------------------------------------------------

          DIVIDENDS,
   DISTRIBUTIONS AND
               TAXES

Redemptions and exchanges of Fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. Each Fund declares and pays dividends and distributions according to the following schedule. Dividends may differ between classes, with a class with higher expenses having a lower dividend.

  DIVIDENDS ARE PAID
IN ADDITIONAL SHARES
          OF A FUND.

               TYPE OF                         DECLARED              FEDERAL
             DISTRIBUTION                      AND PAID             TAX STATUS
Dividends from net investment income           Annually     Taxable as ordinary income

Distributions of short-term capital gain       Annually     Taxable as ordinary income

Distributions of long-term capital gain        Annually     Taxable as capital gain

On January 7, 2003, President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income.

You should generally avoid investing in a Fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment. Income that the Funds receive from sources within foreign countries may be subject to withholding or other taxes imposed by such countries. You should consult a tax adviser about particular federal, state, local and other taxes that may apply to you.

There can be no assurance as to whether such a provision will be enacted into law or as to its scope if enacted and therefore its effect upon shareholders is uncertain at this time.

Every January, each Fund will send shareholders information about its dividends and distributions during the previous calendar year. Most of a Fund's distributions are expected to be capital gain. If you do not provide a Fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

--------------------------------------------------------------------------------

DISTRIBUTION (12B-1)
                FEES

The Retail Class shares of each Fund have adopted a rule 12b-1 distribution plan. The plan allows each Fund to pay up to 0.25% per annum of the average daily net assets of the Retail Class shares of the Fund for costs and expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Fund. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables provide financial highlights of each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2002, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers, LLP, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this Prospectus.

PICTET GLOBAL EMERGING MARKETS FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -------------------------------------------------------------------
                                                                            INSTITUTIONAL
                                                    -------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.89       $ 7.02     $ 11.15     $ 6.81       $ 8.87
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                             0.01         0.10        0.00#     (0.01)        0.04
   Net realized and unrealized gain/(loss)
      on investments                                        0.03        (0.15)      (4.13)      4.35        (2.10)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.04        (0.05)      (4.13)      4.34        (2.06)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                    0.00#       (0.00)#
NET ASSET VALUE, END OF PERIOD                            $ 6.92       $ 6.89      $ 7.02    $ 11.15       $ 6.81
-----------------------------------------------------------------------------------------------------------------------
Total return+                                               0.60%       (0.68)%    (36.98)%    63.73%      (23.22)%
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of year (in 000's)                    $67,509      $66,711     $97,158   $190,275      $94,362
   Ratio of operating expenses to average
      net assets                                            1.70%        1.70%       1.70%      1.70%        1.70%
   Ratio of net investment income/(loss) to
      average net assets                                    0.16%        1.12%       0.04%     (0.19)%       0.55%
   Ratio of operating expenses to average
      net assets without waivers and expenses
      reimbursed                                            2.31%        2.22%       1.94%      1.92%        2.00%
   Ratio of net investment income to average net
      assets without waivers and expenses
      reimbursed                                           (0.45)%       0.60%      (0.20)%    (0.42)%       0.25%
   Portfolio turnover rate                                    47%          84%        128%       126%         123%

--------------------------------------------------------------------------------
# Amount represents less than $0.01 per share.
+ Total return represents aggregate total return for the period.

PICTET INTERNATIONAL SMALL COMPANIES FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          ----------   ------------------------------------------------------------
                                            RETAIL                            INSTITUTIONAL
                                          ----------   ------------------------------------------------------------
                                            PERIOD         YEAR        YEAR        YEAR        YEAR        YEAR
                                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                           12/31/02*     12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $7.34        $ 7.35      $ 10.21     $ 10.25     $ 6.55       $ 9.24
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)               0.02+++       0.04+++      0.01        0.00#     (0.02)        0.07+++
   Net realized and unrealized gain/
      (loss) on investments                  (0.90)        (0.92)       (2.87)       0.71       5.66         0.41
-------------------------------------------------------------------------------------------------------------------
Total from investment operations             (0.88)        (0.88)       (2.86)       0.71       5.64         0.48
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net
      investment income                      (0.03)        (0.04)          --          --         --           --
   Distributions from net
      realized gains                            --            --        (0.01)      (0.75)     (1.94)       (3.17)
-------------------------------------------------------------------------------------------------------------------
Total distributions                          (0.03)        (0.04)       (0.01)      (0.75)     (1.94)       (3.17)
-------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital      0.01          0.01         0.01          --         --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $6.44        $ 6.44       $ 7.35     $ 10.21     $10.25       $ 6.55
-------------------------------------------------------------------------------------------------------------------
Total return++                              (11.82)%      (11.87)%     (27.95)%      6.56%     86.45%        5.35%
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
   supplemental data:
   Net assets, end of year (in 000's)         $312       $22,251      $21,934     $24,214     $4,776       $5,699
   Ratio of operating expenses to
      average net assets                      1.45%+        1.20%        1.20%       1.20%      1.20%        1.20%
   Ratio of net investment income/
      (loss) to average net assets            0.27%+        0.52%        0.17%      (0.37)%    (0.02)%       0.65%
   Ratio of operating expenses to
      average net assets without
      waivers and expenses
      reimbursed                              2.82%+        2.57%        2.28%       2.66%      4.76%        2.36%
   Ratio of net investment income/
      (loss) to average net assets
      without waivers and expenses
      reimbursed                             (1.99)%+      (1.74)%      (0.91)%     (1.83)%    (3.58)%      (0.52)%
   Portfolio turnover rate                     133%          133%         122%        142%       166%         132%

+   Annualized.
++  Total return represents aggregate total return for the period.
+++ Per share numbers have been calculated using the average share method.
#   Amount represents less than $0.01 per share.
* Pictet International SmallCompanies Fund Retail Class commenced operations on March 5, 2002.

PICTET INTERNATIONAL EQUITY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -----------------------------------------
                                                                  INSTITUTIONAL
                                                    -----------------------------------------
                                                           YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 7.12      $ 9.08      $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.05        0.04        0.00#
   Net realized and unrealized loss on investments         (1.23)      (1.95)      (0.90)
----------------------------------------------------------------------------------------------
Total from investment operations                           (1.18)      (1.91)      (0.90)
----------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income               (0.06)      (0.05)      (0.00)#
   Distributions from net realized capital gains           --          --          (0.02)
----------------------------------------------------------------------------------------------
Total distributions                                        (0.06)      (0.05)      (0.02)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 5.88      $ 7.12      $ 9.08
----------------------------------------------------------------------------------------------
Total return++                                            (16.61)%    (21.04)%     (8.94)%
----------------------------------------------------------------------------------------------
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                   $6,205      $7,208      $9,105
   Ratio of operating expenses to average net assets        1.00%       1.00%       1.00%+
   Ratio of net investment income to average net assets     0.83%       0.55%       0.07%+
   Ratio of operating expenses to average net assets
      without waivers and expenses reimbursed               3.66%       3.41%       2.87%+
   Ratio of net investment loss to average net assets
      without waivers and expenses reimbursed              (1.83)%     (1.86)%     (1.79)%+
   Portfolio turnover rate                                   131%         80%         31%

--------------------------------------------------------------------------------
*  Pictet International Equity Fund commenced operations on August 15, 2000.
+  Annualized.
++ Total return represents aggregate total return for the period.
#  Amount represents less than $0.01 per share.

PICTET GLOBAL WATER FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                      RETAIL
                                                                    -----------
                                                                       YEAR
                                                                       ENDED
                                                                     12/31/02
------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                0.08+
   Net realized and unrealized loss on investments                     (2.12)
------------------------------------------------------------------------------
Total from investment operations                                       (2.04)
------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income                           (0.06)
------------------------------------------------------------------------------
Total distributions                                                    (0.06)
------------------------------------------------------------------------------
Redemption fees added to paid-in-capital                                0.02
NET ASSET VALUE, END OF PERIOD                                        $ 7.92
------------------------------------------------------------------------------
Total return++                                                        (20.23)%
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                               $1,550
   Ratio of operating expenses to average net assets                    1.55%
   Ratio of net investment income to average net assets                 0.96%
   Ratio of operating expenses to average net assets without
      waivers and expenses reimbursed                                   6.30%
   Ratio of net investment loss to average net assets without
      waivers and expenses reimbursed                                  (3.88)%
   Portfolio turnover rate                                                44%

+ Per share numbers have been calculated using the average share method. ++ Total return represents aggregate total return for the period.

                    The following notice does not constitute
              part of and is not incorporated into the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT

     Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from you account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing you account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

     We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

     To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard you personal information.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
     FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund and Pictet International Equity Fund, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS Additional information about each Fund's investments is available in the Funds' annual and semiannual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about each Fund and is incorporated by reference into this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about each Fund by contacting a Fund at:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940
Telephone: 1-877-470-0103

Investors can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102

o Free from the Commission's Internet website at http://www.sec.gov.

Investors can get information about the operation of the Public Reference Room by calling 1-202-942-8090.


INVESTMENT ADVISER                 TRANSFER AGENT                INDEPENDENT
Pictet International               PFPC Inc.                     ACCOUNTANTS
Management Limited                 760 Moore Road                PricewaterhouseCoopers LLP
Tower 42, Level 37                 King of Prussia, PA 19406     Two Commerce Square
25 Old Broad Street                                              2001 Market Street
London                                                           Philadelphia, PA 19103
EC2N 1HQ
United Kingdom

ADMINISTRATOR                      LEGAL COUNSEL                 CUSTODIAN
PFPC Inc.                          Hale and Dorr LLP             Brown Brothers Harriman & Co.
760 Moore Road                     60 State Street               40 Water Street
King of Prussia, PA 19406          Boston, MA 02109              Boston, MA 02109

INVESTMENT COMPANY ACT FILE NO. 811-9050